Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2012
Transactions with Related Parties [Abstract]
Schedule Of Related Party Transactions
	2011	2012
A(i) - Charter hire commissions	$493,232	$866,568
A(iii) - Management fees	$1,350,685	$2,370,144
A(v) – Superintendent fees (included in Vessels operating expenses – related party)	$127,822	$324,052
A(v) – Superintendent fees (included in Dry-docking expenses – related party)	$-	$75,493
B – Administrative fees (included in General and administrative expenses – related party)	$22,806	$35,034
C – Executive services fees (included in General and administrative expenses – related party)	$1,415,430	$2,592,660
D – Financial, accounting and financial reporting services fee (included in General and administrative expenses – related party)	$-	$199,594